Operating Lease	6 Months Ended
Dec. 31, 2016
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]	Note 14 – Operating Lease The Company did not have any operating lease as of December 31, 2016, and June 30, 2016 and for the six months ended December 31, 2016, 2015 and 2014.